Net Income (Loss) Per Common Share (Details) - Schedule of Antidilutive Units Excluded from Computation of Net Loss Per Unit - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	79,842,289	44,910,442	89,311,646	44,910,442
SAFEs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		4,711,711	7,651,982	4,711,711
Class B Unvested Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		3,710,500	1,817,375	3,710,500
Unvested Phantom Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	1,727,730		1,727,730
Unvested Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	3,437,188		3,437,188
Convertible Preferred Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		35,935,292		35,935,292
Warrants to Purchase Class G Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		267,939		267,939
Convertible Debt into Class A and Preferred Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit		285,000		285,000
Convertible Class V Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	33,827,371		33,827,371
Public Warrants for the Purchase of Class A Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	17,250,000		17,250,000
Private Warrants for the Purchase of Class A Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	10,150,000		10,150,000
Earn-Out Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	10,000,000		10,000,000
Escrow Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive securities excluded from the calculation of net loss per unit	3,450,000		3,450,000